OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

December 29, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Main Street Fund
    Post-Effective Amendment No. 36 under the Securities Act, and
    Amendment No. 32 under the Investment Company Act; File Nos. 33-17850;

           811-05360_

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2008.

Very truly yours,

/s/ John Okray

John Okray
Vice President & Assistant Counsel

cc:     Bell, Boyd & Lloyd LLC

        Gloria LaFond

        Nancy S. Vann